Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 15,888,617	¥ 15,361,146	¥ 13,999,200
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,888,617	15,361,146	13,999,200
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,394,584	2,240,033	2,114,833
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	16,145,217	15,592,352	14,213,805
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,100,155	2,038,712	1,716,165
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	11,287,764	11,045,209	10,256,666
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,380,042	2,137,265	1,891,282
Operating segments [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	377,256	371,166	349,692
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	14,609,724
Revenue arising from the other sources	1,278,893
Total	15,888,617	15,361,146	13,999,200
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	2,097,304
Revenue arising from the other sources	2,851
Total	2,100,155	2,038,712	1,716,165
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	11,061,180
Revenue arising from the other sources	10,937
Total	11,072,117	10,852,171	10,086,816
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,100,457
Revenue arising from the other sources	1,264,898
Total	2,365,355	2,123,194	1,878,094
Operating segments [member] | External customers [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	350,783
Revenue arising from the other sources	207
Total	350,990	¥ 347,069	¥ 318,125
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,843,269
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	79,297
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,590,032
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	86,437
Operating segments [member] | External customers [member] | Japan [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	87,503
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	7,500,406
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	188,022
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	6,163,120
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,013,987
Operating segments [member] | External customers [member] | North America [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	135,277
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	647,985
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	159,645
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	427,347
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	60,993
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	3,778,575
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,372,583
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	2,359,557
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	33
Operating segments [member] | External customers [member] | Asia [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	46,402
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	839,489
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	297,757
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	521,124
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 20,608